Subsequent events	12 Months Ended
Mar. 31, 2025
Subsequent events
Subsequent events

33. Subsequent events
Merger of Vodafone and Three in the UK
On 31 May 2025, the planned transaction between the Group and CK Hutchison Group Telecom Holdings Limited completed, after which the Group owns 51% of both Vodafone Limited and Hutchison 3G UK Holdings Limited. Further details are provided in note 27 ‘Acquisitions and disposals’.
Share buyback programme
On 20 May 2025, the Group commenced a programme to repurchase its ordinary share capital up to a maximum consideration of
€
500 million. The programme will end no later than 23 July 2025.